UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund:  BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate

High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 1.2%

Chemicals — 0.1%
Advanced Emissions Solutions, Inc.	168,580	$1,515,534

Consumer Finance — 0.0%
Ally Financial, Inc.	2	54

Containers & Packaging — 0.0%
Smurfit Kappa Group PLC	2,449	77,983

Diversified Financial Services — 0.3%
Concrete Investments II S.C.A.(a)	4,997	—
Kcad Holdings I Ltd.(a)	2,223,465,984	4,246,820

		4,246,820
Energy Equipment & Services — 0.1%
Larcina Energy Ltd.(a)(b)(c)	211,764	2
Osum Oil Sands Corp.(a)(b)(c)	400,000	1,106,848

		1,106,850
Media — 0.1%
Altice USA, Inc., Class A(c)	45,696	815,674
Emmis Communications Corp., Class A(c)	7,210	26,316

		841,990
Metals & Mining — 0.1%
Constellium NV, Class A(c)	10,735	113,791
Peninsula Energy Ltd.(c)	2,051,920	651,870
Teck Resources Ltd., Class B	35,860	824,063

		1,589,724
Oil, Gas & Consumable Fuels — 0.3%
Gener8 Maritime Corp.	965,338	4,392,288
Halcon Resources Corp.(c)	144,438	1,024,065

		5,416,353
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(c)	1,025	8,467

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(c)	59,550	3,636,718

Total Common Stocks — 1.2% (Cost — $67,875,324)		18,440,493

Security		Par (000)	Value
Asset-Backed Securities — 3.7%
Accunia European CLO I BV, Series 1X, Class E, (3 mo. Euribor + 7.00%), 7.00%, 07/15/29(d)	EUR	1,400	$1,684,652
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.85%), 5.21%, 01/21/27(d)(e)	USD	1,000	1,001,961
ALM Loan Funding(d)(e):
Series 2013-7R2A, Class BR, (3 mo. LIBOR US + 2.75%), 4.11%, 10/15/27		500	505,270
Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 5.31%, 10/15/28		1,400	1,422,104
ALM VI Ltd., Series 2012-6A, Class B1RR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/26(d)(e)		1,000	1,007,900
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/28(d)(e)		500	511,395
ALM XII Ltd., Series 2015-12A(d)(e):
Class BR, (3 mo. LIBOR US + 2.05%), 3.41%, 04/16/27		500	503,657
Class C1R, (3 mo. LIBOR US + 3.20%), 4.56%, 04/16/27		1,500	1,521,054
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.45%), 4.83%, 07/28/26(d)(e)		500	502,732
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A(d)(e):
Class BR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/27		590	594,571
Class C1R, (3 mo. LIBOR US + 3.20%), 4.56%, 07/15/27		742	753,897
AMMC CLO 18 Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 5.00%), 6.46%, 05/26/28(d)(e)		500	508,011
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.80%), 4.16%, 10/15/28(d)(e)		413	419,212

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.(d)(e):
Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.25%), 8.61%, 01/13/27	USD	600	$607,602
Series 2014-3A, Class C, (3 mo. LIBOR US + 3.50%), 4.88%, 04/28/26		500	501,335
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.78%, 07/28/26		1,000	1,012,956
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.20%), 5.58%, 07/28/28		1,000	1,014,177
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.25%), 4.61%, 07/22/26(d)(e)		550	557,310
Apidos CLO XX, Series 2015-20A, Class BR, (3 mo. LIBOR US + 2.60%), 3.96%, 01/16/27(d)(e)		250	250,640
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.95%), 7.31%, 01/14/27(d)(e)		750	759,233
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.75%), 5.13%, 07/28/29(d)(e)		500	512,639
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 4.60%, 10/17/24(d)(e)		350	351,632
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.45%), 4.87%, 11/15/25(d)(e)		750	753,879
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.20%), 5.69%, 12/05/25(d)(e)		1,000	1,025,673
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.25%), 8.60%, 07/18/28(d)(e)		1,000	1,028,814

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares XXXVII CLO Ltd., Series 2015-4A(e)(f):
Class CR, 4.01%, 10/15/30	USD	1,000	$1,004,722
Class DR, 7.51%, 10/15/30		500	502,962
Aurium CLO II DAC, Series 2X, Class E, (3 mo. Euribor + 5.95%), 5.95%, 07/13/29(d)	EUR	2,024	2,428,408
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/28(d)(e)	USD	1,000	1,014,150
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.85%), 4.21%, 04/15/27(d)(e)		250	250,841
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. Euribor + 6.35%), 6.35%, 01/31/30 (d)	EUR	900	1,108,081
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 5.46%, 01/20/29(d)(e)	USD	500	510,994
Series 2013-3A, Class B, (3 mo. LIBOR US + 2.65%), 4.01%, 07/15/25(d)(e)		500	500,081
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.75%), 4.10%, 04/17/25(d)(e)		500	501,052
Series 2015-3A, Class D, 7.08%, 07/28/28		500	506,411
Series 2016-3A, Class D, (3 mo. LIBOR US + 7.00%), 8.36%, 10/20/29(d)(e)		500	520,312
Series 2017-1A, Class D, 7.36%, 04/20/31		500	508,450
Cedar Funding Ltd., Series 2017-8A, Class D, 4.62%, 10/17/30		535	541,165
CIFC Funding I Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 4.86%, 04/23/29(d)(e)		500	508,903

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding II Ltd., Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.25%), 3.70%, 05/24/26(d)(e)	USD	500	$501,427
CIFC Funding III Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.05%), 7.41%, 10/19/27(d)(e)		750	765,949
CIFC Funding V Ltd.(d)(e):
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.70%), 4.05%, 01/17/27		750	754,320
Series 2015-5A, Class D, (3 mo. LIBOR US + 6.30%), 7.67%, 10/25/27		500	510,404
Dryden Senior Loan Fund(d)(e):
Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.35%), 4.70%, 04/18/26		500	503,602
Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 5.60%, 01/15/28		1,500	1,542,264
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 3.51%, 07/15/30(a)		500	508,888
Highbridge Loan Management Ltd., Series 5A-2015(d)(e):
Class C1R, (3 mo. LIBOR US + 2.10%), 3.48%, 01/29/26		500	503,113
Class D1R, (3 mo. LIBOR US + 3.30%), 4.68%, 01/29/26		500	501,301
Class D2R, (3 mo. LIBOR US + 3.30%), 4.68%, 01/29/26		500	501,301
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.45%), 7.81%, 07/19/27(d)(e)		800	805,265
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.40%), 3.76%, 07/20/30(d)(e)		500	510,214
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 07/20/26(d)(e)		500	501,232

Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 4.82%, 01/27/26(d)(e)	USD	500	$501,661
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 6.86%, 04/20/26(d)(e)		500	501,620
Mill Creek II CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.75%), 9.11%, 04/20/28(d)(e)		500	501,785
MP CLO VI Ltd., Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.50%), 4.86%, 01/15/27(d)(e)		1,000	1,014,869
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 5.01%, 04/22/29(d)(e)		500	510,980
Neuberger Berman CLO XVIII Ltd., Series 2014-18A(d)(e):
Class BR, (3 mo. LIBOR US + 2.55%), 3.96%, 11/14/27		500	506,068
Class CR, (3 mo. LIBOR US + 4.25%), 5.66%, 11/14/27		1,500	1,541,075
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.75%), 8.10%, 10/17/27(d)(e)		500	516,646
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.58%), 7.93%, 10/17/27(d)(e)		500	515,978
OCP CLO Ltd., Series 2015-8A, Class CR, 4.18%, 04/17/27(a)(e)(f)		250	250,612
Octagon Investment Partners Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.95%), 6.31%, 04/15/27(d)(e)		500	506,891
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.68%), 3.05%, 10/25/25(d)(e)		1,500	1,504,626

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.30%), 4.66%, 11/25/25(d)(e)	USD	1,000	$1,007,577
Octagon Investment Partners XXVII Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.10%), 8.46%, 07/15/27(d)(e)		1,000	1,037,402
Octagon Investment Partners XXXII Ltd., Series 2017-1A, Class E, 7.52%, 07/15/29(a)(e)(f)		500	508,435
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(e)		200	199,852
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 4.91%, 01/20/27(d)(e)		1,000	1,003,297
OZLM XIX Ltd., Series 2017-19A, Class C, 4.47%, 11/22/30(e)		500	500,000
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.57%, 10/15/30(e)(f)		500	503,622
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.25%), 3.61%, 01/21/26(d)(e)		500	501,793
Symphony CLO Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.80%), 6.16%, 04/15/28(d)(e)		250	254,211
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 10/15/25(d)(e)		1,000	1,002,029
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 5.61%, 01/20/29(d)(e)		750	775,260
Voya CLO Ltd., Series 2016-3A(d)(e):
Class C, (3 mo. LIBOR US + 3.85%), 5.20%, 10/18/27		1,000	1,016,038
Class D, (3 mo. LIBOR US + 6.85%), 8.20%, 10/18/27		500	515,633

Security		Par (000)	Value
Asset-Backed Securities (continued)
Westcott Park CLO Ltd., Series 2016-1A(d)(e):
Class D, (3 mo. LIBOR US + 4.35%), 5.71%, 07/20/28	USD	500	$515,109
Class E, (3 mo. LIBOR US + 7.20%), 8.56%, 07/20/28		500	513,998
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/20/29(a)(d)(e)		500	508,227
York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.40%), 7.76%, 10/20/29(d)(e)		500	501,805

Total Asset-Backed Securities — 3.7% (Cost — $55,678,346)			57,365,217

Corporate Bonds — 116.9%
Aerospace & Defense — 3.1%
Arconic, Inc.:
6.15%, 08/15/20		1,540	1,657,656
5.87%, 02/23/22		705	763,233
5.13%, 10/01/24		4,644	4,951,665
5.90%, 02/01/27		1,890	2,107,350
6.75%, 01/15/28		969	1,136,211
5.95%, 02/01/37		674	729,605
Bombardier, Inc.(e):
8.75%, 12/01/21		5,078	5,617,588
6.00%, 10/15/22		1,369	1,339,909
6.13%, 01/15/23		212	208,650
7.50%, 12/01/24		1,623	1,636,633
7.50%, 03/15/25		3,944	3,963,720
7.45%, 05/01/34		686	675,710
EnPro Industries, Inc., 5.88%, 09/15/22		978	1,017,120
KLX, Inc., 5.88%, 12/01/22(e)		5,590	5,841,550
Koppers, Inc., 6.00%, 02/15/25(e)		1,190	1,278,120
Kratos Defense & Security Solutions, Inc.:
7.00%, 05/15/19	USD	621	638,388
6.50%, 11/30/25(e)		1,089	1,118,948
Meccanica Holdings USA, Inc., 6.25%, 01/15/40(e)		100	117,000
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(e)		1,077	1,103,925
Telecom Italia SpA/Milano, 2.38%, 10/12/27	EUR	130	156,409

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
5.50%, 10/15/20	USD	1,563	$1,578,630
6.00%, 07/15/22		4,798	4,947,937
6.50%, 07/15/24		3,382	3,458,095
6.50%, 05/15/25		1,160	1,183,896
6.38%, 06/15/26		244	247,660

			47,475,608
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.:
5.75%, 06/15/21	EUR	383	469,150
6.50%, 06/15/22(e)	USD	5,442	5,686,890
6.13%, 09/01/23(e)		147	155,269

			6,311,309
Airlines — 0.3%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		2,863	3,026,029
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18(e)		2,141	2,185,239

			5,211,268
Auto Components — 1.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	456	580,247
Allison Transmission, Inc., 5.00%, 10/01/24(e)	USD	827	861,362
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	300	368,477
Faurecia, 3.63%, 06/15/23		180	225,911
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		200	259,002
Fiat Chrysler Finance Europe, 4.75%, 07/15/22		267	359,981
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	124,629
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	471	487,626
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	316	389,283
HP Pelzer Holding GmbH, 4.13%, 04/01/24		286	355,049
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 03/15/19	USD	8,471	8,502,766
6.00%, 08/01/20		140	144,200
6.25%, 02/01/22		1,800	1,872,000
6.75%, 02/01/24		1,918	2,013,900

Security		Par (000)	Value
Auto Components (continued)
IHO Verwaltungs GmbH(g):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	262	$321,138
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		615	767,140
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		225	287,892
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(e)	USD	1,280	1,300,493
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(e)		1,367	1,399,466
Jaguar Land Rover Automotive PLC, 2.20%, 01/15/24	EUR	200	243,406
Schaeffler Finance BV, 4.75%, 05/15/23(e)	USD	1,440	1,483,200
Tesla, Inc., 5.30%, 08/15/25(e)		3,044	2,906,107
ZF North America Capital, Inc.:
2.75%, 04/27/23	EUR	100	129,547
4.75%, 04/29/25(e)	USD	291	310,025

			25,692,847
Banks — 0.8%
Allied Irish Banks PLC, (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)	EUR	710	917,923
Banco Espirito Santo SA(i):
4.75%, 01/15/18		1,900	633,213
4.00%, 01/21/19		1,100	366,597
Banco Popolare, 2.75%, 07/27/20		800	995,439
Banco Popolare di Milano Scarl, 4.25%, 01/30/19	EUR	200	247,581
Bank of Ireland, (5 year EUR Swap + 3.55%), 4.25%, 06/11/24(h)		540	677,931
Bankia SA(h):
, (5 year EUR Swap + 3.17%), 4.00%, 05/22/24		800	992,325
, (5 year EUR Swap + 3.35%), 3.38%, 03/15/27		200	250,898
CaixaBank SA, (5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)		200	252,893
CIT Group, Inc.:
5.00%, 08/15/22	USD	278	297,112
5.00%, 08/01/23		690	742,578
6.00%, 04/01/36		2,800	2,968,000
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	134,520
Intesa Sanpaolo SpA, 6.63%, 09/13/23		956	1,441,831

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
National Bank of Greece SA, 2.75%, 10/19/20	USD	625	$748,283

			11,667,124
Beverages — 0.1%
ARD Finance SA, (6.63% Cash or 7.38% PIK), 6.63%, 09/15/23(g)		200	254,713
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(g)		350	443,666
OI European Group BV, 3.13%, 11/15/24		175	219,229

			917,608
Biotechnology — 0.0%
Senvion Holding GmbH, 3.88%, 10/25/22		301	343,841

Building Materials — 0.3%
James Hardie International Finance Ltd.:
4.75%, 01/15/25		1,792	1,823,360
5.00%, 01/15/28		2,062	2,098,085
Titan Global Finance PLC:
3.50%, 06/17/21	EUR	400	506,332
2.38%, 11/16/24	EUR	246	292,655

			4,720,432
Building Products — 1.5%
American Builders & Contractors Supply Co., Inc.(e):
5.63%, 04/15/21	USD	526	536,520
5.75%, 12/15/23		982	1,038,760
Beacon Escrow Corp., 4.88%, 11/01/25(e)		4,605	4,697,100
BMBG Bond Finance SCA, 3.00%, 06/15/21	EUR	225	274,502
Building Materials Corp. of America(e):
5.38%, 11/15/24	USD	299	314,697
6.00%, 10/15/25		2,308	2,487,332
CPG Merger Sub LLC, 8.00%, 10/01/21(e)		3,218	3,330,630
Masonite International Corp., 5.63%, 03/15/23(e)		3,698	3,870,142
Maxeda DIY Holding BV, 6.13%, 07/15/22	EUR	100	122,001
Ply Gem Industries, Inc., 6.50%, 02/01/22	USD	1,249	1,292,715
Standard Industries, Inc.(e):
5.13%, 02/15/21		142	146,241
5.50%, 02/15/23		1,708	1,793,400

Security		Par (000)	Value
Building Products (continued)
USG Corp.(e):
5.50%, 03/01/25	USD	904	$967,280
4.88%, 06/01/27		1,586	1,657,370

			22,528,690
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(e)		703	706,515

Capital Markets — 1.1%
Blackstone CQP Holdco LP(e):
6.50%, 03/20/21		13,913	14,086,913
6.00%, 08/18/21		2,265	2,265,000
LPL Holdings, Inc., 5.75%, 09/15/25(e)		323	332,286

			16,684,199
Chemicals — 3.7%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(e)		4,300	4,407,500
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	385	491,881
Axalta Coating Systems LLC, 4.88%, 08/15/24(e)	USD	1,451	1,519,923
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		2,534	3,018,627
10.00%, 10/15/25		1,565	1,901,475
CF Industries, Inc.:
7.13%, 05/01/20		860	942,775
5.15%, 03/15/34		540	544,050
4.95%, 06/01/43		1,517	1,418,395
Chemours Co.:
6.13%, 05/15/23	EUR	100	126,464
6.63%, 05/15/23	USD	375	396,563
7.00%, 05/15/25		1,387	1,517,031
5.38%, 05/15/27		1,561	1,627,343
CTC Bond Co. GmbH, 5.25%, 12/15/25	EUR	207	246,382
Hexion, Inc., 10.38%, 02/01/22(e)	USD	1,360	1,251,608
Huntsman International LLC:
4.88%, 11/15/20		1,450	1,515,250
5.13%, 11/15/22		1,445	1,556,988
Ineos Finance PLC, 4.00%, 05/01/23	EUR	448	549,906
INEOS Group Holdings SA, 5.38%, 08/01/24		300	384,749
Kronos International, Inc., 3.75%, 09/15/25		232	287,874
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,758	7,011,425
NOVA Chemicals Corp.(e):
4.88%, 06/01/24		1,815	1,837,688
5.25%, 06/01/27		813	821,130

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Platform Specialty Products Corp.(e):
6.50%, 02/01/22	USD	10,135	$10,477,056
5.88%, 12/01/25		2,473	2,491,547
PQ Corp.:
6.75%, 11/15/22(e)		2,337	2,518,117
5.75%, 12/15/25		2,419	2,473,427
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	394	490,812
Tronox Finance PLC, 5.75%, 10/01/25(e)	USD	1,206	1,254,240
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(e)		764	806,020
Versum Materials, Inc., 5.50%, 09/30/24(e)		834	892,380
WR Grace & Co-Conn, 5.13%, 10/01/21(e)		2,483	2,628,876

			57,407,502
Commercial Services & Supplies — 2.3%
ADT Corp.:
6.25%, 10/15/21		942	1,036,200
3.50%, 07/15/22		1,723	1,716,539
4.13%, 06/15/23		1,781	1,799,914
4.88%, 07/15/32(e)		4,049	3,840,638
Advanced Disposal Services, Inc., 5.63%, 11/15/24(e)		1,563	1,613,797
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18(g)	EUR	428	508,422
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(e)	USD	3,107	3,122,535
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	100	127,357
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(e)	USD	1,075	1,096,823
Harland Clarke Holdings Corp., 8.38%, 08/15/22(e)		2,752	2,868,960
KAR Auction Services, Inc., 5.13%, 06/01/25(e)		4,072	4,214,520
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	415	518,651
Michael Baker International LLC, 8.75%, 03/01/23(e)	USD	770	735,350
Mobile Mini, Inc., 5.88%, 07/01/24		3,503	3,678,150
Paprec Holding SA, 5.25%, 04/01/22	EUR	271	335,482
Park Aerospace Holdings Ltd.(e):
3.63%, 03/15/21	USD	1,473	1,443,540
5.25%, 08/15/22		2,560	2,617,600
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(e)		1,289	1,347,005
Silk Bidco AS, 7.50%, 02/01/22	EUR	347	428,505

Security		Par (000)	Value
Commercial Services & Supplies (continued)
United Rentals North America, Inc.:
5.75%, 11/15/24	USD	1,354	$1,428,470
5.50%, 05/15/27		200	212,000
Verisure Holding AB, 6.00%, 11/01/22	EUR	167	212,016
Wrangler Buyer Corp., 6.00%, 10/01/25(e)	USD	718	728,770

			35,631,244
Communications Equipment — 1.6%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(e)		147	157,290
CommScope Technologies LLC, 5.00%, 03/15/27(e)		1,930	1,930,000
CommScope, Inc.(e):
5.00%, 06/15/21		2,278	2,334,665
5.50%, 06/15/24		1,804	1,889,690
Nokia OYJ:
3.38%, 06/12/22		714	713,108
4.38%, 06/12/27		852	845,184
6.63%, 05/15/39		3,486	3,852,030
Telefonaktiebolaget LM Ericsson, Series 7Y, 1.88%, 03/01/24	EUR	200	233,308
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23	USD	4,308	4,483,012
6.38%, 05/15/25		3,973	4,216,346
5.75%, 01/15/27(e)		3,962	4,080,860

			24,735,493
Construction & Engineering — 1.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(e)		8,326	9,012,895
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(e)		4,448	4,716,215
Engility Corp., 8.88%, 09/01/24		1,728	1,857,600
SPIE SA, 3.13%, 03/22/24	EUR	300	374,007
Tutor Perini Corp., 6.88%, 05/01/25(e)	USD	1,357	1,442,355
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(e)		474	462,221

			17,865,293
Construction Materials — 0.9%
American Tire Distributors, Inc., 10.25%, 03/01/22(e)		1,953	1,996,942
Autodis SA:
, (3 mo. Euribor + 4.38%), 4.38%, 05/01/22(d)	EUR	100	120,051
4.38%, 05/01/22		150	183,983
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	366	390,705
H&E Equipment Services, Inc., 5.63%, 09/01/25(e)		469	491,278
HD Supply, Inc., 5.75%, 04/15/24(e)		5,518	5,876,670

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction Materials (continued)
Navistar International Corp., 6.63%, 11/01/25(e)	USD	1,781	$1,844,457
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(e)		1,106	1,197,245
Rexel SA:
3.50%, 06/15/23	EUR	461	576,786
2.63%, 06/15/24		250	307,216
Williams Scotsman International, Inc., 7.88%, 12/15/22(e)	USD	771	797,985

			13,783,318
Consumer Discretionary — 0.4%
AA Bond Co., Ltd., 2.75%, 07/31/43	GBP	175	234,220
Arch Merger Sub, Inc., 8.50%, 09/15/25(e)	USD	1,356	1,220,400
Live Nation Entertainment, Inc., 4.88%, 11/01/24(e)		296	304,880
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(e)		1,178	1,225,120
ServiceMaster Co. LLC, 5.13%, 11/15/24(e)		606	615,090
Viking Cruises Ltd.(e):
6.25%, 05/15/25		889	926,783
5.88%, 09/15/27		2,041	2,063,961

			6,590,454
Consumer Finance — 2.5%
Alliance Data Systems Corp.(e):
5.25%, 12/01/17		150	150,000
5.88%, 11/01/21		3,207	3,279,157
5.38%, 08/01/22		2,283	2,317,245
Ally Financial, Inc.:
5.13%, 09/30/24		1,230	1,340,700
8.00%, 11/01/31		11,400	15,090,750
CDK Global, Inc., 4.88%, 06/01/27(e)		1,848	1,903,440
IHS Markit Ltd.(e):
4.75%, 02/15/25		1,125	1,191,713
4.00%, 03/01/26(j)		614	618,605
Navient Corp.:
6.63%, 07/26/21		2,431	2,570,782
6.50%, 06/15/22		1,071	1,124,550
5.50%, 01/25/23		932	933,165
7.25%, 09/25/23		1,100	1,185,250
6.13%, 03/25/24		642	650,025
5.88%, 10/25/24		723	726,832
6.75%, 06/25/25		730	751,900
5.63%, 08/01/33		1,821	1,566,060
OneMain Financial Holdings LLC(e):
6.75%, 12/15/19		1,661	1,714,983
7.25%, 12/15/21		796	826,407

Security		Par (000)	Value
Consumer Finance (continued)
Springleaf Finance Corp., 6.13%, 05/15/22	USD	490	$508,375

			38,449,939
Containers & Packaging — 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 06/30/21(e)		3,968	4,077,120
4.25%, 09/15/22(e)		627	641,029
4.13%, 05/15/23	EUR	275	346,827
4.63%, 05/15/23(e)	USD	1,738	1,783,622
2.75%, 03/15/24	EUR	231	283,279
6.75%, 05/15/24		450	593,860
7.25%, 05/15/24(e)	USD	9,905	10,845,975
6.00%, 02/15/25(e)		6,109	6,491,423
4.75%, 07/15/27(e)	GBP	427	583,192
4.75%, 07/15/27	GBP	362	494,416
Ball Corp.:
5.00%, 03/15/22	USD	710	762,363
4.00%, 11/15/23		1,606	1,650,165
4.38%, 12/15/23	EUR	100	137,444
BWAY Holding Co., 5.50%, 04/15/24(e)	USD	5,001	5,213,542
Crown European Holdings SA, 3.38%, 05/15/25	EUR	303	386,450
Horizon Holdings I SASU, 7.25%, 08/01/23		100	126,752
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(g)		300	384,067
Kleopatra Holdings 1 SCA, 8.50%, 06/30/23(g)		120	146,615
Mercer International, Inc., 6.50%, 02/01/24	USD	1,446	1,527,337
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		6,454	6,562,911
, (3 mo. LIBOR US + 3.50%), 4.86%, 07/15/21(d)(e)		3,030	3,083,025
5.13%, 07/15/23(e)		1,259	1,306,213
7.00%, 07/15/24(e)		6,231	6,685,396
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	150	187,400
Sealed Air Corp.:
4.88%, 12/01/22(e)	USD	1,223	1,297,909
4.50%, 09/15/23	EUR	560	764,021
6.88%, 07/15/33(e)	USD	700	813,750
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(e)		1,754	1,804,427

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging (continued)
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	230	$284,235
Verallia Packaging SASU, 5.13%, 08/01/22		575	718,613

			59,983,378
County/City/Special District/School District — 0.0%
CBR Fashion Finance BV, 5.13%, 10/01/22		157	184,296

Diversified Consumer Services — 1.8%
APX Group, Inc.:
6.38%, 12/01/19	USD	216	218,970
8.75%, 12/01/20		1,972	2,013,313
7.88%, 12/01/22		1,874	2,005,180
Ascend Learning LLC, 6.88%, 08/01/25(e)		2,023	2,103,920
Cognita Financing PLC, 7.75%, 08/15/21	GBP	225	316,614
GW Honos Security Corp., 8.75%, 05/15/25(e)	USD	586	627,020
Laureate Education, Inc., 8.25%, 05/01/25(e)		591	625,349
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(e)		15,254	16,836,603
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25		1,406	1,406,000
Sotheby’s, 5.25%, 10/01/22(e)		1,792	1,832,320

			27,985,289
Diversified Financial Services — 1.8%
Aircastle Ltd.:
7.63%, 04/15/20		128	140,480
5.13%, 03/15/21		643	680,776
5.50%, 02/15/22		2,471	2,659,414
Arrow Global Finance PLC:
5.13%, 09/15/24	GBP	125	171,586
, (3 mo. Euribor + 2.88%), 2.88%, 04/01/25(d)	EUR	254	300,388
Banca IFIS SpA, 4.50%, 10/17/27(f)		375	454,288
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	100	137,607
7.50%, 10/01/23		220	311,661
CNH Industrial Finance Europe SA, 1.38%, 05/23/22	EUR	401	492,850
FBM Finance, Inc., 8.25%, 08/15/21(e)	USD	2,660	2,839,550
HRG Group, Inc., 7.88%, 07/15/19		2,745	2,758,725
Intrum Justitia AB:
, (3 mo. Euribor + 2.63%), 2.63%, 07/15/22(d)	EUR	208	250,988
2.75%, 07/15/22		229	276,828
3.13%, 07/15/24		100	121,370

Security		Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.(e):
7.38%, 04/01/20	USD	2,695	$2,769,112
6.88%, 04/15/22		2,552	2,593,470
Lehman Brother Holding Escrow, 1.00%, 09/22/18(i)		430	25,370
Lehman Brothers Holdings, Inc.(i):
4.75%, 01/16/18	EUR	1,890	151,846
1.00%, 02/05/18		3,950	317,350
5.38%, 10/17/18		350	28,120
1.00%, 12/31/49	USD	1,535	90,565
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	584	715,625
Lincoln Finance Ltd., 6.88%, 04/15/21		100	125,000
Mercury Bondco PLC(g):
(7.13% Cash or 7.88% PIK), 7.13%, 05/30/21		525	646,486
(8.25% Cash or 9.00% PIK), 8.25%, 05/30/21		564	696,344
Pershing Square Holdings Ltd., 5.50%, 07/15/22(e)	USD	2,100	2,174,235
ProGroup AG:
5.13%, 05/01/22	EUR	206	254,808
, (3 mo. Euribor + 2.50%), 2.50%, 03/31/24(d)		112	133,774
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(e)	USD	3,093	3,112,331
UniCredit SpA:
6.95%, 10/31/22	EUR	375	554,292
, (5 year EUR Swap + 4.10%), 5.75%, 10/28/25(h)		700	933,166
, (5 year EUR Swap + 4.32%), 3.50%, 01/03/27(h)		467	607,759
Verisure Midholding AB, 5.75%, 12/01/23		250	302,782
WMG Acquisition Corp., 4.13%, 11/01/24		250	313,393

			28,142,339
Diversified Telecommunication Services — 3.3%
CenturyLink, Inc.:
5.63%, 04/01/25	USD	845	747,403
Series P, 7.60%, 09/15/39		54	44,820
Series S, 6.45%, 06/15/21		7,518	7,480,410
Series T, 5.80%, 03/15/22		1,539	1,471,669
Series U, 7.65%, 03/15/42		743	624,120
Cincinnati Bell, Inc., 7.00%, 07/15/24(e)		2,236	2,168,920

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.:
8.13%, 10/01/18	USD	1,470	$1,458,975
7.13%, 03/15/19		1,445	1,396,231
7.13%, 01/15/23		1,767	1,236,900
7.63%, 04/15/24		1,188	834,570
6.88%, 01/15/25		5,816	3,983,960
Level 3 Financing, Inc.:
5.38%, 08/15/22		243	244,823
5.63%, 02/01/23		1,971	1,993,174
5.13%, 05/01/23		1,292	1,292,000
5.38%, 01/15/24		1,521	1,524,802
5.38%, 05/01/25		2,469	2,475,913
5.25%, 03/15/26		5,666	5,556,221
OTE PLC, 3.50%, 07/09/20	EUR	700	878,216
Qwest Corp., 6.75%, 12/01/21	USD	680	726,007
SoftBank Group Corp.:
, (5 year USD ICE Swap + 4.85%), 6.88%(h)(k)		2,135	2,161,687
4.75%, 09/19/24		700	696,423
4.75%, 07/30/25	EUR	310	410,628
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	959,805
6.00%, 09/30/34		6,039	6,741,034
7.20%, 07/18/36		958	1,189,118
7.72%, 06/04/38		134	172,914
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	280	518,921
Telecom Italia SpA:
1.13%, 03/26/22		100	118,846
3.25%, 01/16/23		300	395,472
5.88%, 05/19/23	GBP	400	628,572
3.63%, 01/19/24	EUR	200	268,328
5.30%, 05/30/24(e)	USD	431	459,683

			50,860,565
Electric Utilities — 0.2%
AES Corp., 5.50%, 04/15/25		210	221,288
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(e)		1,225	1,237,250
Talen Energy Supply LLC, 6.50%, 06/01/25		1,782	1,510,245
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25	EUR	317	377,422

			3,346,205

Security		Par (000)	Value
Electrical Equipment — 0.1%
Areva SA, 4.88%, 09/23/24	USD	900	$1,208,234
Belden, Inc., 5.50%, 04/15/23		13	16,145

			1,224,379
Electronic Equipment, Instruments & Components — 0.8%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23		3,624	3,787,080
5.50%, 12/01/24		6,547	7,136,230
5.00%, 09/01/25		714	746,130
SESI LLC, 7.75%, 09/15/24(e)		1,389	1,430,670

			13,100,110
Energy Equipment & Services — 1.6%
Ensco PLC, 5.20%, 03/15/25		270	221,400
Gates Global LLC/Gates Global Co.:
5.75%, 07/15/22	EUR	310	377,202
6.00%, 07/15/22(e)	USD	5,830	5,962,924
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21		283	285,476
Noble Holding International Ltd.:
4.63%, 03/01/21		61	55,968
7.70%, 04/01/25		812	684,110
Pattern Energy Group, Inc., 5.88%, 02/01/24(e)		935	988,762
Pioneer Energy Services Corp., 6.13%, 03/15/22		1,850	1,498,500
Precision Drilling Corp.:
6.50%, 12/15/21		530	539,275
5.25%, 11/15/24		600	562,500
Transocean, Inc.:
5.80%, 10/15/22		1,246	1,236,655
9.00%, 07/15/23(e)		5,675	6,129,000
6.80%, 03/15/38		703	560,643
Trinidad Drilling Ltd., 6.63%, 02/15/25(e)		2,272	2,169,760
Weatherford International Ltd.:
7.75%, 06/15/21		1,271	1,296,420
8.25%, 06/15/23		300	299,250
9.88%, 02/15/24		1,455	1,525,931

			24,393,776
Environmental, Maintenance, & Security Service — 0.2%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 05/15/18	EUR	330	392,959
Tervita Escrow Corp., 7.63%, 12/01/21(e)	USD	2,397	2,426,963

			2,819,922

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food & Staples Retailing — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24	USD	874	$825,930
5.75%, 03/15/25		1,011	899,487
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	225	313,118
Casino Guichard Perrachon SA:
5.98%, 05/26/21	EUR	300	417,276
4.56%, 01/25/23		600	808,644
4.50%, 03/07/24		500	668,279
3.58%, 02/07/25		100	125,777
Dollar Tree, Inc.:
5.25%, 03/01/20	USD	262	267,240
5.75%, 03/01/23		5,504	5,758,560
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(e)	USD	111	114,746
Post Holdings, Inc., 5.63%, 01/15/28(e)(j)		1,086	1,094,145
Rite Aid Corp., 6.13%, 04/01/23(e)		2,735	2,529,875

			13,823,077
Food Products — 1.3%
Acosta, Inc., 7.75%, 10/01/22(e)		1,307	947,575
Aramark Services, Inc., 5.13%, 01/15/24		1,182	1,247,010
B&G Foods, Inc., 5.25%, 04/01/25		1,705	1,743,192
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(e)		2,638	2,868,825
Darling Global Finance BV, 4.75%, 05/30/22	EUR	100	123,536
JBS USA LLC/JBS USA Finance, Inc.(e):
5.88%, 07/15/24	USD	737	725,945
5.75%, 06/15/25		4,022	3,926,477
Pilgrim’s Pride Corp.(e):
5.75%, 03/15/25		1,205	1,264,648
5.88%, 09/30/27		1,047	1,092,806
Post Holdings, Inc.(e):
5.50%, 03/01/25		2,247	2,334,071
5.00%, 08/15/26		2,006	1,988,448
5.75%, 03/01/27		1,544	1,575,343
TreeHouse Foods, Inc., 6.00%, 02/15/24(e)		976	1,021,140

			20,859,016
Health Care Equipment & Supplies — 2.1%
Avantor, Inc.:
4.75%, 10/01/24	EUR	404	487,092
6.00%, 10/01/24(e)	USD	9,366	9,371,854
9.00%, 10/01/25(e)		2,620	2,574,150
Crimson Merger Sub, Inc., 6.63%, 05/15/22(e)		7,426	7,351,740
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(e)		7,026	6,652,744

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(e):
4.88%, 04/15/20	USD	1,110	$1,071,150
5.75%, 08/01/22		2,210	2,038,725
5.63%, 10/15/23		67	58,792
5.50%, 04/15/25		1,794	1,511,445
Teleflex, Inc., 4.88%, 06/01/26		684	708,549

			31,826,241
Health Care Providers & Services — 6.8%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		408	407,547
5.63%, 02/15/23		974	978,870
6.50%, 03/01/24		1,734	1,790,355
Amsurg Corp., 5.63%, 07/15/22		6,273	6,398,460
Centene Corp.:
5.63%, 02/15/21		2,516	2,597,770
4.75%, 05/15/22		2,467	2,560,771
6.13%, 02/15/24		391	418,370
4.75%, 01/15/25		2,205	2,261,889
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		993	889,976
7.13%, 07/15/20		1,304	1,017,120
6.25%, 03/31/23		1,990	1,860,650
DaVita, Inc., 5.00%, 05/01/25		1,938	1,938,581
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(e)(g)		1,776	1,802,640
Envision Healthcare Corp.(e):
5.13%, 07/01/22		373	366,006
6.25%, 12/01/24		1,060	1,116,975
HCA, Inc.:
6.50%, 02/15/20		7,646	8,209,892
5.88%, 03/15/22		1,245	1,349,269
4.75%, 05/01/23		512	534,400
5.88%, 05/01/23		2,481	2,629,860
5.00%, 03/15/24		5,049	5,301,450
5.38%, 02/01/25		5,861	6,080,787
5.25%, 04/15/25		841	895,665
5.88%, 02/15/26		2,680	2,850,850
5.25%, 06/15/26		4,611	4,896,306
4.50%, 02/15/27		670	679,380
5.50%, 06/15/47		7,321	7,412,512
HealthSouth Corp., 5.75%, 11/01/24		1,170	1,197,788
MEDNAX, Inc., 5.25%, 12/01/23(e)		790	809,750
Molina Healthcare, Inc., 4.88%, 06/15/25(e)		685	685,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(e)		3,886	4,172,592
NewCo SAB MidCo SASU, 5.38%, 04/15/25	EUR	150	183,794
Polaris Intermediate Corp., 8.50%, 12/01/22(e)(g)	USD	3,871	4,027,388

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(e)	USD	1,287	$1,315,958
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(e)		424	445,200
Surgery Center Holdings, Inc.(e):
8.88%, 04/15/21		1,066	1,073,995
6.75%, 07/01/25		1,254	1,141,140
Tenet Healthcare Corp.:
4.75%, 06/01/20		210	214,263
6.00%, 10/01/20		5,640	5,922,000
7.50%, 01/01/22(e)		1,146	1,209,030
8.13%, 04/01/22		4,228	4,185,720
6.75%, 06/15/23		3,367	3,148,078
4.63%, 07/15/24(e)		2,138	2,105,930
THC Escrow Corp. III(e):
5.13%, 05/01/25		300	288,750
7.00%, 08/01/25		2,592	2,352,240
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	173	210,792
Vizient, Inc., 10.38%, 03/01/24(e)	USD	1,875	2,118,750
WellCare Health Plans, Inc., 5.25%, 04/01/25		706	747,478

			104,801,987
Health Care Technology — 0.1%
Quintiles IMS, Inc.:
3.25%, 03/15/25(e)	EUR	350	429,912
3.25%, 03/15/25		570	700,143

			1,130,055
Hotels, Restaurants & Leisure — 4.8%
Burger King France SAS:
, (3 mo. Euribor + 5.25%), 5.25%, 05/01/23(d)		419	511,192
6.00%, 05/01/24		325	423,580
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	4,468	4,568,530
Cirsa Funding Luxembourg SA:
5.75%, 05/15/21	EUR	100	125,057
5.88%, 05/15/23		100	124,976
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		210	264,277
CPUK Finance Ltd.:
4.25%, 02/28/47	GBP	274	377,403
4.88%, 02/28/47		153	210,518
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(e)	USD	4,050	4,055,063
Eldorado Resorts, Inc., 6.00%, 04/01/25		938	987,526
ESH Hospitality, Inc., 5.25%, 05/01/25(e)		1,800	1,831,500

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	256	$275,520
5.38%, 04/15/26		1,116	1,204,577
Golden Nugget, Inc., 6.75%, 10/15/24(e)		496	506,540
International Game Technology PLC, 4.75%, 02/15/23	EUR	210	284,558
Jacobs Entertainment, Inc., 7.88%, 02/01/24(e)	USD	473	508,475
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e):
5.00%, 06/01/24		255	267,113
5.25%, 06/01/26		1,176	1,243,620
4.75%, 06/01/27		783	801,322
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	200	284,009
Melco Resorts Finance Ltd., 4.88%, 06/06/25(e)	USD	1,847	1,860,454
MGM Resorts International:
5.25%, 03/31/20		920	968,300
6.75%, 10/01/20		2,998	3,278,133
6.63%, 12/15/21		1,724	1,917,933
4.63%, 09/01/26		3,124	3,186,480
New Red Finance, Inc.(e):
4.25%, 05/15/24		3,189	3,193,784
5.00%, 10/15/25		7,333	7,511,742
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21	GBP	110	143,553
Sabre GLBL, Inc.(e):
5.38%, 04/15/23	USD	1,516	1,576,640
5.25%, 11/15/23		745	772,938
Schumann SpA, 7.00%, 07/31/23	EUR	310	380,047
Scientific Games International, Inc.:
7.00%, 01/01/22(e)	USD	6,209	6,550,495
10.00%, 12/01/22		9,118	10,041,197
5.00%, 10/15/25(e)		1,130	1,142,713
Six Flags Entertainment Corp.(e):
4.88%, 07/31/24		4,933	5,019,327
5.50%, 04/15/27		1,109	1,147,815
Snai SpA:
, (3 mo. Euribor + 6.00%), 6.00%, 11/07/21(d)	EUR	100	120,662
6.38%, 11/07/21		100	127,952
Station Casinos LLC, 5.00%, 10/01/25(e)	USD	2,555	2,554,055
Stonegate Pub Co. Financing PLC:
, (3 mo. LIBOR GBP + 4.38%), 4.70%, 03/15/22(d)	GBP	150	204,087
4.88%, 03/15/22		187	253,658

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	USD	1,000	$1,332,533
Vue International Bidco PLC, 7.88%, 07/15/20		520	717,454
William Hill PLC, 4.88%, 09/07/23		150	213,977
Yum! Brands, Inc., 3.88%, 11/01/23		721	726,408

			73,797,693
Household Durables — 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(e)		1,604	1,674,656
CalAtlantic Group, Inc.:
8.38%, 01/15/21		2,810	3,249,062
5.25%, 06/01/26		302	317,100
K Hovnanian Enterprises, Inc.(e):
10.00%, 07/15/22		685	746,650
10.50%, 07/15/24		811	898,183
Lennar Corp.:
4.50%, 11/15/19		2,482	2,547,152
2.95%, 11/29/20(e)		621	617,119
4.75%, 04/01/21		314	328,915
4.13%, 01/15/22		1,014	1,036,815
4.75%, 11/15/22		1,542	1,628,737
4.88%, 12/15/23		968	1,016,400
4.75%, 11/29/27(e)		2,510	2,566,475
Mattamy Group Corp.(e):
6.88%, 12/15/23		1,062	1,115,153
6.50%, 10/01/25		1,107	1,159,583
MDC Holdings, Inc., 6.00%, 01/15/43		1,402	1,384,475
Meritage Homes Corp., 5.13%, 06/06/27		539	545,225
PulteGroup, Inc., 6.38%, 05/15/33		2,805	3,141,600
Ryland Group, Inc., 6.63%, 05/01/20		1,160	1,261,500
Tempur Sealy International, Inc., 5.50%, 06/15/26		2,203	2,255,321
Toll Brothers Finance Corp., 6.75%, 11/01/19		220	236,500
TRI Pointe Group, Inc.:
4.88%, 07/01/21		1,275	1,335,563
5.25%, 06/01/27		644	657,621
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		1,060	1,081,200
5.88%, 06/15/24		770	829,444
William Lyon Homes, Inc., 5.88%, 01/31/25		769	786,303

			32,416,752

Security		Par (000)	Value
Household Products — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24(e)	USD	539	$561,234
Diamond BC BV, 5.63%, 08/15/25	EUR	149	180,432
Prestige Brands, Inc., 6.38%, 03/01/24(e)	USD	2,176	2,268,480
Spectrum Brands, Inc., 6.63%, 11/15/22		1,385	1,436,938

			4,447,084
Independent Power and Renewable Electricity Producers — 1.9%
AES Corp., 5.50%, 03/15/24		196	205,310
Calpine Corp.:
6.00%, 01/15/22(e)		251	258,530
5.88%, 01/15/24(e)		1,389	1,434,142
5.50%, 02/01/24		514	496,653
5.25%, 06/01/26(e)		2,881	2,913,411
Dynegy, Inc.:
7.38%, 11/01/22		1,935	2,068,031
8.00%, 01/15/25(e)		1,653	1,818,300
8.13%, 01/30/26(e)		1,136	1,263,800
MPM Escrow LLC, 8.88%, 10/15/20(a)(f)		3,738	—
NRG Energy, Inc.:
6.25%, 07/15/22		1,384	1,441,090
6.63%, 03/15/23		297	308,019
6.25%, 05/01/24		469	495,968
6.63%, 01/15/27		6,359	6,851,822
5.75%, 01/15/28		3,070	3,070,000
NRG Yield Operating LLC, 5.38%, 08/15/24		1,789	1,856,087
QEP Resources, Inc., 5.38%, 10/01/22		914	935,708
TerraForm Power Operating LLC(e):
4.25%, 01/31/23(j)		1,191	1,193,978
6.38%, 02/01/23(l)		1,301	1,371,254
6.63%, 06/15/25(l)		140	153,475
5.00%, 01/31/28(j)		1,185	1,189,444

			29,325,022
Industrial Conglomerates — 0.3%
Colfax Corp., 3.25%, 05/15/25	EUR	489	599,929
Vertiv Group Corp., 9.25%, 10/15/24(e)	USD	3,892	4,227,685

			4,827,614
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(e)		1,478	1,457,678
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	500	696,486
8.63%, 07/15/23(e)	USD	3,012	3,139,649
Assicurazioni Generali SpA(h):
, (3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	400	615,359

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Assicurazioni Generali SpA(h) (continued):
, (3 mo. Euribor + 5.35%), 5.50%, 10/27/47	EUR	200	$286,731
AssuredPartners, Inc., 7.00%, 08/15/25(e)	USD	441	444,308
BNP Paribas Cardif SA, (3 mo. Euribor + 3.93%), 4.03%(h)(k)	EUR	100	133,852
Credit Agricole Assurances SA, (5 year EUR Swap + 4.35%), 4.50%(h)(k)		200	271,826
Delta Lloyd NV, (3 mo. Euribor + 3.90%), 4.38%(h)(k)		190	253,285
Groupama SA, 6.00%, 01/23/27		300	449,914
HUB International Ltd., 7.88%, 10/01/21(e)	USD	5,484	5,703,360
Old Mutual PLC, 8.00%, 06/03/21	GBP	90	140,999
Radian Group, Inc.:
5.25%, 06/15/20	USD	107	112,885
7.00%, 03/15/21		192	215,760
4.50%, 10/01/24		1,628	1,673,258
USIS Merger Sub, Inc., 6.88%, 05/01/25(e)		544	550,800
Wayne Merger Sub LLC, 8.25%, 08/01/23(e)		6,325	6,625,437

			22,771,587
Internet Software & Services — 1.0%
Equinix, Inc.:
5.38%, 01/01/22		1,110	1,155,788
5.88%, 01/15/26		3,197	3,468,745
Match Group, Inc., 5.00%, 12/15/27(e)(j)		615	619,613
Netflix, Inc.:
5.38%, 02/01/21		210	222,600
5.50%, 02/15/22		2,087	2,220,046
4.38%, 11/15/26		1,838	1,803,537
3.63%, 05/15/27	EUR	404	483,265
4.88%, 04/15/28(e)	USD	2,880	2,847,600
Symantec Corp., 5.00%, 04/15/25(e)		1,596	1,675,002
United Group BV:
4.38%, 07/01/22	EUR	258	320,135
, (3 mo. Euribor + 4.38%), 4.05%, 07/01/23(d)		395	473,853

			15,290,184

Security		Par (000)	Value
IT Services — 2.4%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(e)	USD	1,631	$1,716,627
First Data Corp.(e):
7.00%, 12/01/23		8,023	8,504,380
5.75%, 01/15/24		18,420	19,110,750
Gartner, Inc., 5.13%, 04/01/25(e)		1,772	1,851,740
WEX, Inc., 4.75%, 02/01/23(e)		5,476	5,599,210

			36,782,707
Leisure Time — 0.0%
Thomas Cook Finance 2 PLC, 3.88%, 07/15/23	EUR	100	119,025

Machinery — 0.5%
SPX FLOW, Inc.(e):
5.63%, 08/15/24	USD	993	1,045,133
5.88%, 08/15/26		993	1,052,580
Terex Corp., 5.63%, 02/01/25(e)		4,399	4,643,694
Wabash National Corp., 5.50%, 10/01/25(e)		1,510	1,521,325

			8,262,732
Media — 14.2%
Altice Financing SA(e):
6.63%, 02/15/23		1,145	1,173,625
7.50%, 05/15/26		6,130	6,405,850
Altice Luxembourg SA:
7.25%, 05/15/22	EUR	670	771,553
7.75%, 05/15/22(e)	USD	6,288	5,989,320
6.25%, 02/15/25	EUR	580	648,883
Altice US Finance I Corp.(e):
5.38%, 07/15/23	USD	7,810	7,946,675
5.50%, 05/15/26		1,711	1,732,387
AMC Networks, Inc.:
5.00%, 04/01/24		1,165	1,179,563
4.75%, 08/01/25		2,152	2,135,860
Banijay Group SAS, 4.00%, 07/01/22	EUR	129	160,835
Block Communications, Inc., 6.88%, 02/15/25(e)	USD	685	727,813
Cablevision Systems Corp.:
7.75%, 04/15/18		1,393	1,417,378
8.00%, 04/15/20		2,224	2,379,680
Capital Stage Finance BV, 5.25%(f)(k)	EUR	100	124,381
CBS Radio, Inc., 7.25%, 11/01/24(e)	USD	526	553,615
CCO Holdings LLC/CCO Holdings Capital Corp.(e):
4.00%, 03/01/23		3,027	3,025,108
5.13%, 05/01/23		453	468,855
5.13%, 05/01/27		15,718	15,570,644
5.00%, 02/01/28		3,990	3,910,200
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	300	365,570

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.(e):
6.38%, 09/15/20	USD	210	$212,888
5.13%, 12/15/21		7,150	7,160,777
7.75%, 07/15/25		7,299	7,773,435
Clear Channel International BV, 8.75%, 12/15/20(e)		4,201	4,337,532
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		14,259	14,430,579
Series B, 7.63%, 03/15/20		7,377	7,303,230
CSC Holdings LLC:
7.88%, 02/15/18		734	739,505
7.63%, 07/15/18		351	358,020
10.13%, 01/15/23(e)		4,866	5,492,497
5.25%, 06/01/24		5,105	4,975,780
6.63%, 10/15/25(e)		419	451,473
10.88%, 10/15/25(e)		11,138	13,163,724
DISH DBS Corp.:
6.75%, 06/01/21		74	78,810
5.88%, 07/15/22		2,966	3,051,272
5.00%, 03/15/23		1,948	1,901,735
5.88%, 11/15/24		2,546	2,565,095
7.75%, 07/01/26		6,060	6,537,225
DISH Network Corp., 3.38%, 08/15/26		2,044	2,277,782
eircom Finance DAC, 4.50%, 05/31/22	EUR	300	370,358
GTT Communications, Inc., 7.88%, 12/31/24(e)	USD	2,446	2,578,671
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		595	658,219
5.25%, 08/01/26		2,908	2,951,794
6.63%, 08/01/26		801	838,046
iHeartCommunications, Inc.:
9.00%, 12/15/19		1,024	760,320
9.00%, 03/01/21		241	172,918
9.00%, 09/15/22		1,312	947,920
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		2,603	2,459,835
5.50%, 08/01/23		2,986	2,444,787
9.75%, 07/15/25(e)		2,896	2,805,500
LG Finance Co. Corp., 5.88%, 11/01/24(e)		598	631,638
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	300	395,603
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24(e)	USD	639	637,403
MDC Partners, Inc., 6.50%, 05/01/24(e)		2,003	2,013,015
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(e)		1,100	1,168,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 08/01/18(e)		2,039	2,039,000

Security		Par (000)	Value
Media (continued)
Numericable Group SA:
5.38%, 05/15/22	EUR	280	$339,370
6.00%, 05/15/22	USD	200	201,626
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22		650	668,278
Radio One, Inc., 7.38%, 04/15/22(e)		805	792,925
SFR Group SA(e):
6.00%, 05/15/22		5,489	5,533,626
7.38%, 05/01/26		9,382	9,451,239
Sirius XM Radio, Inc.(e):
4.63%, 05/15/23		230	236,325
5.00%, 08/01/27		409	413,601
Sterling Entertainment Corp., 9.75%, 12/15/19(a)		4,810	4,761,900
TEGNA, Inc.:
5.13%, 10/15/19		457	463,284
5.50%, 09/15/24(e)		344	358,190
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(e)		1,600	1,600,000
Telenet Finance V Luxembourg SCA, 6.75%, 08/15/24	EUR	982	1,252,980
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(e)	USD	2,154	2,407,095
Townsquare Media, Inc., 6.50%, 04/01/23(e)		517	511,830
Tribune Media Co., 5.88%, 07/15/22		1,679	1,712,580
Unitymedia GmbH, 3.75%, 01/15/27	EUR	200	244,358
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 04/15/23		146	180,794
4.00%, 01/15/25		911	1,147,099
5.00%, 01/15/25(e)	USD	372	384,555
4.63%, 02/15/26	EUR	100	129,047
3.50%, 01/15/27		200	246,510
6.25%, 01/15/29		700	939,488
Univision Communications, Inc.(e):
5.13%, 05/15/23	USD	2,315	2,315,000
5.13%, 02/15/25		1,528	1,487,890
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	400	509,182
Videotron Ltd., 5.13%, 04/15/27(e)	USD	2,383	2,496,192
Virgin Media Finance PLC:
4.50%, 01/15/25	EUR	183	228,661
5.75%, 01/15/25(e)	USD	4,788	4,895,730
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	598	825,927
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		210	297,139
4.88%, 01/15/27		200	277,648
6.25%, 03/28/29		829	1,210,887
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 09/01/20(e)	USD	4,428	4,505,490

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Ziggo Bond Finance BV:
4.63%, 01/15/25	EUR	300	$374,243
5.88%, 01/15/25(e)	USD	2,643	2,643,000
Ziggo Secured Finance BV, 4.25%, 01/15/27	EUR	530	658,530

			220,075,150
Metals & Mining — 7.4%
Alcoa Nederland Holding BV, 7.00%, 09/30/26(e)	USD	681	769,530
ArcelorMittal:
3.00%, 04/09/21	EUR	100	128,531
3.13%, 01/14/22		100	130,196
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(e)	USD	1,407	1,494,937
CONSOL Mining Corp., 11.00%, 11/15/25(e)		3,130	3,145,650
Constellium NV:
5.75%, 05/15/24(e)		1,392	1,437,240
6.63%, 03/01/25(e)		1,231	1,307,937
4.25%, 02/15/26	EUR	151	181,431
5.88%, 02/15/26(e)	USD	3,427	3,551,571
First Quantum Minerals Ltd.(e):
7.00%, 02/15/21		4,991	5,178,162
7.25%, 05/15/22		1,533	1,590,487
7.50%, 04/01/25		234	248,918
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		15,430	15,410,712
3.10%, 03/15/20		2,976	2,979,720
4.00%, 11/14/21		2,078	2,089,429
3.55%, 03/01/22		2,216	2,185,530
3.88%, 03/15/23		9,210	9,105,006
5.40%, 11/14/34		689	670,053
5.45%, 03/15/43		7,682	7,276,390
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(e)		2,662	2,861,650
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(e)		1,378	1,553,006
Kaiser Aluminum Corp., 5.88%, 05/15/24		773	829,043
Kinross Gold Corp.:
4.50%, 07/15/27(e)		807	813,053
6.88%, 09/01/41		495	562,444
Novelis Corp.(e):
6.25%, 08/15/24		8,460	8,904,150
5.88%, 09/30/26		5,890	6,103,512
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	530	668,871
Ovako AB, 5.00%, 10/05/22		300	363,984

Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	3,215	$3,299,394
5.25%, 04/15/23		949	977,755
5.50%, 10/01/24		1,540	1,639,176
4.13%, 09/15/25(e)		1,275	1,278,188
5.00%, 12/15/26		470	496,734
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(e)		1,525	1,606,969
Teck Resources Ltd.:
4.50%, 01/15/21		902	932,443
3.75%, 02/01/23		2,259	2,281,590
8.50%, 06/01/24(e)		4,081	4,631,935
6.13%, 10/01/35		502	564,750
6.00%, 08/15/40		3,317	3,681,870
5.20%, 03/01/42		3,303	3,269,970
5.40%, 02/01/43		3,691	3,709,455
ThyssenKrupp AG, 2.75%, 03/08/21	EUR	100	126,878
thyssenKrupp AG, 1.38%, 03/03/22		675	817,012
United States Steel Corp.:
8.38%, 07/01/21(e)	USD	2,224	2,429,720
6.88%, 08/15/25		1,471	1,522,191

			114,807,173
Multi-Utilities — 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 07/15/19		980	989,800
6.88%, 10/15/21		1,536	1,559,040
7.50%, 11/01/23		2,795	2,871,863

			5,420,703
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(e)		1,214	691,980

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(e)		1,250	1,273,438

Oil, Gas & Consumable Fuels — 13.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		801	883,103
Andeavor Logistics LP, Series A, 6.88%(f)(j)(k)		2,138	2,164,297
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		321	330,832
6.25%, 10/15/22		3,154	3,350,494
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		385	397,513

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.:
5.13%, 12/01/22	USD	744	$762,600
5.63%, 06/01/23		644	671,370
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(e)		1,471	1,599,713
California Resources Corp., 8.00%, 12/15/22(e)		1,148	849,520
Callon Petroleum Co., 6.13%, 10/01/24		3,192	3,287,760
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,067	1,092,341
8.25%, 07/15/25		691	749,735
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,928	2,188,280
5.88%, 03/31/25		2,359	2,556,566
5.13%, 06/30/27(e)		5,605	5,780,156
Cheniere Energy Partners LP, 5.25%, 10/01/25(e)		2,065	2,119,206
Chesapeake Energy Corp.:
5.75%, 03/15/23		216	198,720
8.00%, 01/15/25(e)		1,677	1,668,615
8.00%, 06/15/27(e)		3,961	3,793,846
CONSOL Energy, Inc.:
5.88%, 04/15/22		17,481	17,874,322
8.00%, 04/01/23		786	839,055
Continental Resources, Inc.:
3.80%, 06/01/24		2,909	2,865,365
4.90%, 06/01/44		880	836,000
Corral Petroleum Holdings AB, (11.75% Cash or 13.25% PIK), 11.75%, 05/15/21(g)	EUR	300	403,173
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(e)	USD	1,720	1,797,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		385	398,475
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(e)		3,648	3,666,240
DCP Midstream LLC(e):
6.45%, 11/03/36		1,258	1,346,060
6.75%, 09/15/37		1,490	1,594,300
DEA Finance SA, 7.50%, 10/15/22	EUR	330	437,706
Denbury Resources, Inc.:
5.50%, 05/01/22	USD	2,463	1,600,950
4.63%, 07/15/23		959	580,195
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		620	646,350
Diamondback Energy, Inc., 5.38%, 05/31/25		1,071	1,105,475
Eclipse Resources Corp., 8.88%, 07/15/23		550	562,375

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP/EER Finance, Inc.(e)(j):
5.50%, 01/30/26	USD	804	$814,050
5.75%, 01/30/28		1,470	1,486,538
Energy Transfer Equity LP:
7.50%, 10/15/20		665	738,150
4.25%, 03/15/23		1,164	1,172,730
5.88%, 01/15/24		3,623	3,885,667
5.50%, 06/01/27		2,515	2,621,887
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		1,802	1,333,480
8.00%, 11/29/24(e)		2,648	2,648,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 07/15/21(e)		1,961	2,073,757
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(e)		1,181	1,257,765
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		966	992,565
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(e)		2,055	2,121,787
Gulfport Energy Corp.:
6.63%, 05/01/23		1,334	1,364,015
6.00%, 10/15/24		490	491,838
6.38%, 05/15/25		544	548,080
6.38%, 01/15/26(e)		1,527	1,534,635
Halcon Resources Corp., 6.75%, 02/15/25(e)		1,676	1,701,140
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(e)		2,756	2,828,345
Matador Resources Co., 6.88%, 04/15/23		6	6,330
MEG Energy Corp.(e):
6.38%, 01/30/23		2,095	1,919,544
7.00%, 03/31/24		3,193	2,873,700
6.50%, 01/15/25		4,887	4,789,260
Murphy Oil Corp.:
6.88%, 08/15/24		2,221	2,390,351
5.88%, 12/01/42		353	347,705
Newfield Exploration Co., 5.63%, 07/01/24		872	941,760
NGPL PipeCo LLC(e):
4.38%, 08/15/22		1,254	1,285,350
4.88%, 08/15/27		1,430	1,484,583
7.77%, 12/15/37		2,926	3,613,610
Noble Holding International Ltd., 7.75%, 01/15/24		1,513	1,308,745

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 03/15/19	USD	675	$691,875
Oasis Petroleum, Inc.:
6.50%, 11/01/21		837	847,463
6.88%, 03/15/22		1,432	1,458,850
6.88%, 01/15/23		383	390,181
ONEOK, Inc., 6.00%, 06/15/35		260	293,214
Paramount Resources Ltd., 6.88%, 06/30/23(e)		3,070	3,265,712
Parker Drilling Co., 7.50%, 08/01/20		335	306,525
Parsley Energy LLC/Parsley Finance Corp.(e):
6.25%, 06/01/24		458	484,335
5.38%, 01/15/25		2,170	2,197,125
5.25%, 08/15/25		532	534,660
5.63%, 10/15/27		1,647	1,683,020
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25(e)		1,424	1,498,760
PDC Energy, Inc., 5.75%, 05/15/26(e)		1,540	1,593,900
Petroleos Mexicanos, 5.38%, 03/13/22(e)		270	288,630
Precision Drilling Corp., 7.13%, 01/15/26(e)		748	753,617
QEP Resources, Inc., 5.25%, 05/01/23		1,240	1,255,500
Raffinerie Heide GmbH, 6.38%, 12/01/22(j)	EUR	175	210,900
Range Resources Corp.:
5.88%, 07/01/22	USD	2,612	2,683,830
5.00%, 08/15/22		530	528,013
5.00%, 03/15/23		317	313,830
4.88%, 05/15/25		844	822,900
Resolute Energy Corp., 8.50%, 05/01/20		2,474	2,514,202
Rockies Express Pipeline LLC(e):
6.00%, 01/15/19		1,984	2,047,885
5.63%, 04/15/20		695	728,013
6.88%, 04/15/40		2,829	3,186,161
Rowan Cos., Inc.:
4.88%, 06/01/22		195	186,163
4.75%, 01/15/24		352	313,280
7.38%, 06/15/25		5,423	5,450,115
RSP Permian, Inc.:
6.63%, 10/01/22		2,395	2,520,737
5.25%, 01/15/25		1,046	1,066,920
Sanchez Energy Corp.:
7.75%, 06/15/21		138	130,755
6.13%, 01/15/23		6,116	5,160,375
SESI LLC, 7.13%, 12/15/21		655	668,919
Seven Generations Energy Ltd., 5.38%, 09/30/25(e)		2,734	2,747,670

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.50%, 11/15/21	USD	845	$851,338
6.13%, 11/15/22		1,620	1,640,250
6.50%, 01/01/23		1,339	1,352,390
5.00%, 01/15/24		38	36,385
5.63%, 06/01/25		324	311,850
Southwestern Energy Co.:
6.70%, 01/23/25		232	241,280
7.50%, 04/01/26		1,684	1,801,880
7.75%, 10/01/27		1,290	1,380,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e):
5.50%, 09/15/24		2,617	2,715,137
5.50%, 01/15/28		1,924	1,981,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		78	79,950
4.25%, 11/15/23		845	832,325
5.13%, 02/01/25		548	560,330
5.38%, 02/01/27		531	544,275
5.00%, 01/15/28(e)		2,478	2,459,415
Transocean, Inc., 7.50%, 01/15/26(e)		1,753	1,801,207
Tullow Oil PLC:
6.00%, 11/01/20(e)		200	201,500
6.00%, 11/01/20		200	201,500
6.25%, 04/15/22(e)		220	221,375
Weatherford International LLC, 6.80%, 06/15/37		702	565,110
Weatherford International Ltd.:
6.50%, 08/01/36		1,931	1,544,800
7.00%, 03/15/38		1,523	1,267,898
5.95%, 04/15/42		959	731,238
Whiting Petroleum Corp., 5.00%, 03/15/19		784	789,880
WildHorse Resource Development Corp., 6.88%, 02/01/25		898	916,059
Williams Cos., Inc.:
4.55%, 06/24/24		1,614	1,672,508
5.75%, 06/24/44		4,897	5,160,214
WPX Energy, Inc.:
7.50%, 08/01/20		258	279,930
6.00%, 01/15/22		1,165	1,199,950
8.25%, 08/01/23		1,245	1,405,294
5.25%, 09/15/24		898	882,285

			206,027,083

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(e)	USD	1,711	$1,860,712
Stora Enso OYJ, 2.50%, 06/07/27	EUR	200	244,055

			2,104,767
Pharmaceuticals — 2.8%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24(e)	USD	643	649,430
Endo Finance LLC/Endo Finco, Inc.(e):
7.25%, 01/15/22		1,176	1,023,120
6.00%, 07/15/23		931	728,508
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	675	851,624
Ephios Holdco II PLC, 8.25%, 07/01/23		159	206,519
Grifols SA, 3.20%, 05/01/25		200	242,811
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(e)	USD	1,038	1,139,205
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(e)		10,081	10,383,430
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	204	248,381
Nidda Healthcare Holding AG, 3.50%, 09/30/24		150	182,108
Synlab Bondco PLC, 6.25%, 07/01/22		210	264,950
Team Health Holdings, Inc., 6.38%, 02/01/25(e)	USD	2,564	2,320,420
Teva Pharmaceutical Finance Netherlands II BV:
1.25%, 03/31/23	EUR	500	546,987
1.63%, 10/15/28		321	320,306
Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/20(e)	USD	1,650	1,647,937
7.50%, 07/15/21(e)		2,486	2,454,925
6.75%, 08/15/21(e)		4,131	4,038,052
5.63%, 12/01/21(e)		1,327	1,234,110
6.50%, 03/15/22(e)		2,043	2,145,150
7.25%, 07/15/22(e)		157	153,075
5.50%, 03/01/23(e)		77	65,931
4.50%, 05/15/23	EUR	226	231,081
5.88%, 05/15/23(e)	USD	3,126	2,734,625
7.00%, 03/15/24(e)		3,210	3,438,712
6.13%, 04/15/25(e)		3,532	3,028,690
5.50%, 11/01/25(e)		3,825	3,873,195

			44,153,282
Real Estate Investment Trusts (REITs) — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(e)		1,135	1,157,700

Security		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24	USD	1,269	$1,288,035
iStar, Inc.:
4.63%, 09/15/20		749	760,235
6.00%, 04/01/22		637	660,091
5.25%, 09/15/22		748	756,415
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		9,671	10,347,970
4.50%, 09/01/26		3,385	3,410,387
4.50%, 01/15/28(e)		2,133	2,119,669
NH Hotel Group SA, 3.75%, 10/01/23	EUR	372	468,631
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	1,695	1,764,919
4.75%, 03/15/25(e)(j)		776	774,060
TVL Finance PLC, (3 mo. LIBOR GBP + 4.88%), 5.40%, 05/15/23(d)	GBP	100	135,240

			23,643,352
Real Estate Management & Development — 0.8%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	134	166,607
2.13%, 02/06/24		325	382,889
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(e)	USD	1,158	1,192,740
Howard Hughes Corp., 5.38%, 03/15/25(e)		1,568	1,611,120
Realogy Group LLC/Realogy Co-Issuer Corp.(e):
4.50%, 04/15/19		806	820,105
5.25%, 12/01/21		2,296	2,387,840
4.88%, 06/01/23		4,329	4,361,467
RESIDOMO Sro, 3.38%, 10/15/24	EUR	320	390,402
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18(e)	USD	1,065	1,067,663

			12,380,833
Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(e):
5.13%, 06/01/22		927	932,794
6.38%, 04/01/24		355	364,762
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	150	182,189
4.50%, 05/15/25		163	198,531
CMA CGM SA, 5.25%, 01/15/25		100	120,508
EC Finance PLC, 2.38%, 11/15/22		203	247,708
Europcar Drive Designated Activity Co., 4.13%, 11/15/24		387	468,687
Europcar Groupe SA, 5.75%, 06/15/22		110	137,154

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Road & Rail (continued)
Herc Rentals, Inc.(e):
7.50%, 06/01/22	USD	1,406	$1,514,965
7.75%, 06/01/24		1,201	1,315,215
Hertz Corp., 7.63%, 06/01/22(e)		2,414	2,491,779
Loxam SAS:
3.50%, 04/15/22	EUR	168	209,690
3.50%, 05/03/23		150	186,527
4.25%, 04/15/24		100	127,433
6.00%, 04/15/25		108	140,384
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	944	972,320
4.63%, 10/15/25		2,596	2,645,324
4.88%, 01/15/28		1,679	1,697,889
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(e)		1,093	1,131,255

			15,085,114
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.:
7.50%, 08/15/22		422	476,860
7.00%, 07/01/24		409	427,405
Micron Technology, Inc.:
5.50%, 02/01/25		58	61,335
Series G, 3.00%, 11/15/43		1,251	1,855,389
Microsemi Corp., 9.13%, 04/15/23(e)		134	151,588
NXP BV/NXP Funding LLC(e):
4.13%, 06/15/20		2,409	2,476,000
4.13%, 06/01/21		1,448	1,488,718
4.63%, 06/15/22		1,319	1,388,248
3.88%, 09/01/22		1,138	1,159,338
5.75%, 03/15/23		1,070	1,107,450
4.63%, 06/01/23		1,145	1,209,589
Sensata Technologies BV(e):
5.63%, 11/01/24		903	997,815
5.00%, 10/01/25		3,923	4,187,802

			16,987,537
Software — 4.7%
BMC Software Finance, Inc., 8.13%, 07/15/21(e)		3,715	3,760,286
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(e)		2,695	3,018,400
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(e)		1,444	1,444,000
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(e)(g)		3,521	3,609,025
Infor US, Inc., 6.50%, 05/15/22		11,511	11,856,330

Security		Par (000)	Value
Software (continued)
Informatica LLC, 7.13%, 07/15/23(e)	USD	4,124	$4,206,480
Nuance Communications, Inc.:
5.38%, 08/15/20(e)		356	360,984
6.00%, 07/01/24		1,630	1,744,100
5.63%, 12/15/26(e)		1,410	1,476,975
PTC, Inc., 6.00%, 05/15/24		1,996	2,140,710
Rackspace Hosting, Inc., 8.63%, 11/15/24(e)		1,828	1,960,530
RP Crown Parent LLC, 7.38%, 10/15/24(e)		2,666	2,779,305
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(e)		10,664	11,997,000
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(e)		1,553	1,615,120
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23		4,074	4,308,255
TIBCO Software, Inc., 11.38%, 12/01/21(e)		7,252	7,886,550
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 02/01/23	EUR	300	374,928
7.50%, 02/01/23(e)	USD	3,130	3,286,500
10.50%, 02/01/24(e)		4,492	4,705,370

			72,530,848
Specialty Retail — 1.0%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,505	2,611,462
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(e)		1,907	1,930,838
Group 1 Automotive, Inc., 5.25%, 12/15/23(e)		264	273,240
JC Penney Corp., Inc.:
8.13%, 10/01/19		218	220,725
6.38%, 10/15/36		554	332,400
7.40%, 04/01/37		230	144,900
L Brands, Inc.:
8.50%, 06/15/19		3,925	4,263,531
6.88%, 11/01/35		2,338	2,361,380
Masaria Investments SAU, 5.00%, 09/15/24	EUR	186	224,541
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	729	751,326
5.50%, 05/15/26		346	352,055
PetSmart, Inc., 5.88%, 06/01/25(e)		897	771,420
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	550	704,863

			14,942,681

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC/EMC Corp.(e):
7.13%, 06/15/24	USD	4,522	$4,915,639
6.02%, 06/15/26		1,390	1,528,040
Riverbed Technology, Inc., 8.88%, 03/01/23(e)		1,221	1,149,266
Western Digital Corp.:
7.38%, 04/01/23(e)		1,534	1,668,225
10.50%, 04/01/24		3,263	3,789,975

			13,051,145
Textiles, Apparel & Luxury Goods — 0.1%
3AB Optique Developpement SAS, 4.00%, 10/01/23	EUR	196	235,942
BiSoho SAS, 5.88%, 05/01/23		108	139,345
Levi Strauss & Co., 3.38%, 03/15/27		225	282,201
Springs Industries, Inc., 6.25%, 06/01/21	USD	274	280,165

			937,653
Thrifts & Mortgage Finance — 0.3%
Amigo Luxembourg SA, 7.63%, 01/15/24	GBP	100	141,342
Jerrold Finco PLC:
6.25%, 09/15/21		225	314,697
6.13%, 01/15/24		445	618,383
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e):
5.25%, 03/15/22	USD	352	363,440
5.25%, 10/01/25		1,676	1,671,810
MGIC Investment Corp., 5.75%, 08/15/23		1,117	1,220,322

			4,329,994
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24(e)		278	294,680

Transportation Infrastructure — 0.2%
CMA CGM SA:
7.75%, 01/15/21	EUR	199	247,383
6.50%, 07/15/22		225	283,874
Hapag-Lloyd AG, 5.13%, 07/15/24		284	353,780
Heathrow Finance PLC, 3.88%, 03/01/27	GBP	178	237,145
Swissport Financing Sarl:
6.75%, 12/15/21	EUR	827	1,033,555
9.75%, 12/15/22		200	255,287

Security		Par (000)	Value
Transportation Infrastructure (continued)
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	565	$721,247

			3,132,271
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 06/15/21		300	372,922
Drax Finco PLC, 4.25%, 05/01/22	GBP	137	189,132

			562,054
Wireless Telecommunication Services — 5.6%
CoreCivic, Inc., 4.75%, 10/15/27	USD	894	880,590
CyrusOne LP/CyrusOne Finance Corp.(e):
5.00%, 03/15/24		3,400	3,536,000
5.38%, 03/15/27		325	340,438
Digicel Group Ltd., 7.13%, 04/01/22(e)		2,085	1,883,318
Digicel Ltd., 6.00%, 04/15/21(e)		5,495	5,300,752
Equinix, Inc., 2.88%, 10/01/25	EUR	310	376,438
GEO Group, Inc.:
5.88%, 01/15/22	USD	350	360,938
5.13%, 04/01/23		300	301,500
5.88%, 10/15/24		2,030	2,101,050
6.00%, 04/15/26		630	653,625
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	150	182,908
Matterhorn Telecom SA:
3.88%, 05/01/22		635	773,605
4.00%, 11/15/27		405	477,153
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(e)	USD	1,539	1,473,592
SBA Communication Corp., 4.00%, 10/01/22(e)		2,644	2,657,220
SBA Communications Corp., 4.88%, 09/01/24		2,489	2,576,115
Sprint Capital Corp.:
6.90%, 05/01/19		640	672,800
6.88%, 11/15/28		7,564	7,762,555
8.75%, 03/15/32		934	1,081,105
Sprint Communications, Inc.:
7.00%, 03/01/20(e)		2,558	2,740,257
6.00%, 11/15/22		637	643,370
Sprint Corp.:
7.88%, 09/15/23		4,787	5,157,992
7.13%, 06/15/24		16,054	16,706,274
7.63%, 02/15/25		4,616	4,902,192
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(e)		5,216	5,256,685

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.13%, 01/15/22	USD	367	$379,845
4.00%, 04/15/22		1,337	1,373,768
6.00%, 03/01/23		2,169	2,275,661
6.63%, 04/01/23		1,910	1,998,337
6.50%, 01/15/24		2,638	2,799,577
6.38%, 03/01/25		994	1,067,009
5.13%, 04/15/25		1,363	1,424,335
5.38%, 04/15/27		818	875,260
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		2,418	2,315,235
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		2,000	2,224,644
Wind Tre SpA, 5.00%, 01/20/26(e)		1,152	1,103,501
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(e)(g)		768	817,920

			87,453,564

Total Corporate Bonds — 116.9% (Cost — $1,767,918,026)			1,809,129,021

Floating Rate Loan Interests — 10.5%

Aerospace & Defense — 0.2%
Accudyne Industries LLC, 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 08/02/24(m)		3,269	3,282,632
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, (3 mo. LIBOR + 9.00% 1.00% Floor), 4.82%, 04/28/22(m)		385	389,331

			3,671,963
Air Freight & Logistics — 0.2%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 4.17%, 03/19/21(a)(m)		916	851,720
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 2.75%, 03/19/21(m)		936	889,633
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 4.10%, 03/19/21(m)		142	135,092

Security		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.00%, 03/19/21(m)	USD	1,333	$1,266,710

			3,143,155
Airlines — 0.1%
Northwest Airlines, Inc.(a)(m):
2.68%, 09/10/18		546	539,609
4.49%, 09/10/18		541	535,211
4.56%, 09/10/18		537	528,679

			1,603,499
Auto Components — 0.0%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.35%, 05/16/24(m)		592	589,040

Banks — 0.0%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 4.63%, 11/01/24(m)		657	654,950

Chemicals — 0.2%
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.35%, 06/28/24(m)		345	346,149
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.60%, 10/12/24(m)		1,762	1,768,361
Tronox Blocked Borrower LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 5.04%, 09/22/24(m)		209	210,561
Tronox Finance LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.87%, 09/22/24(m)		482	485,911

			2,810,982
Commercial Services & Supplies — 0.3%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 4.60%, 08/04/25(m)		922	945,280

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 4.32%, 10/10/24(m)	USD	3,350	$3,344,273

			4,289,553
Construction & Engineering — 0.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.10%, 06/21/24(m)		9,696	9,736,021

Construction Materials — 0.1%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 6.88%, 08/01/24(m)		855	859,814

Diversified Consumer Services — 0.3%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 07/12/24(m)		405	407,025
Gol LuxCo S.A., 1st Lien Term Loan, (Fixed + 6.50%), 4.42%, 08/31/20(m)		3,885	3,982,125
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 8.08%, 04/26/24(m)		761	766,168

			5,155,318
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.63%, 01/31/25		5,161	4,938,458
Lumos Networks Operating Co. (m):
1st Lien Term Loan B, 4.08%, 10/16/24		386	388,243
Topco Term Loan, 5.62%, 10/16/24		379	378,344

			5,705,045
Energy Equipment & Services — 0.4%
Pioneer Energy Services Corp., Term Loan, (1 Week LIBOR + 7.75% 1.00% Floor), 5.08%, 11/02/22(m)		3,921	3,925,901
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 4.32%, 07/13/20(m)		1,817	1,766,816

			5,692,717
Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 6.88%, 10/09/23(m)		398	401,975

Security		Par (000)	Value
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 3.51%, 06/08/20(m)	USD	2,662	$2,635,102
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00% 1.00% Floor), 4.83%, 06/15/21(m)		4,346	4,407,964
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 2.68%, 06/30/21(m)		238	238,602

			7,281,668
Health Care Providers & Services — 0.0%
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 8.63%, 02/06/24(m)		325	317,843

Hotels, Restaurants & Leisure — 1.4%
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.63%, 08/15/20(m)		4,791	4,821,144
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.61%, 10/11/20(m)		13,116	13,107,813
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 5.58%, 09/27/24(m)		3,486	3,503,430

			21,432,387
Household Products — 0.1%
Diamond (BC) B.V., Term Loan, (2 mo. LIBOR + 3.00%), 7.25%, 09/06/24(m)		755	755,438

Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 8.95%, 11/30/23(m)		1,190	1,194,396
Sequa Corp., 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 5.08%, 11/28/21(m)		1,166	1,173,366

			2,367,762

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance — 0.1%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/12/22(m)	USD	709	$711,875
Davis Vision Inc., 1st Lien Term Loan B, 5.35%, 11/01/24(m)		544	546,720

			1,258,595
IT Services — 0.1%
Peak 10, Inc.(m):
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 2.68%, 08/01/24		997	998,555
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 5.08%, 08/01/25		420	424,549

			1,423,104
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.(m):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/30/24		1,002	1,004,926
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/30/25		167	169,087

			1,174,013
Machinery — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.59%, 08/05/24(m)		372	372,930

Media — 0.7%
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.74%, 07/17/25(m)		384	381,951
iHeartCommunications, Inc., Term Loan D, (3 mo. LIBOR + 6.75%), 4.83%, 01/30/19(m)		5,032	3,790,602
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 3.53%, 06/30/19(m)		6,282	6,261,770
Unitymedia Finance LLC, USD Term Loan D, 1.00%, 01/15/26(m)		455	452,497
Virgin Media Bristol LLC, 2017 Term Loan, 1.00%, 01/15/26(m)		536	535,442

			11,422,262

Security		Par (000)	Value
Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.83%, 10/25/20(m)	USD	1,423	$1,158,946

Oil, Gas & Consumable Fuels — 1.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.58%, 10/31/24(m)		1,724	1,739,619
California Resources Corp., 2017 1st Lien Term Loan, 5.44%, 11/08/22(m)		2,813	2,765,207
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 6.50%, 08/23/21(m)		6,783	7,215,760
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR + 8.50% 1.00% Floor), 6.88%, 05/12/18(m)		2,359	2,363,073
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.08%, 10/30/24(a)(m)		800	801,000
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 4.10%, 12/12/21(a)(m)		1,753	1,726,705

			16,611,364
Professional Services — 0.0%
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25% 1.00% Floor), 6.50%, 01/18/24(m)		505	508,407

Software — 1.2%
Applied Systems, Inc.(m):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.98%, 09/19/24		802	809,795
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 4.98%, 09/19/25		186	191,161
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 3.89%, 09/10/22(m)		1,990	1,991,918
Cypress Intermediate Holdings, Inc.(m):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 9.84%, 04/27/24		766	766,990
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 4.46%, 04/27/25		212	217,035
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 7.25%, 02/01/22(m)		1,961	1,957,682

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 4.85%, 11/01/24(m)	USD	3,634	$3,742,772
McAfee LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 4.07%, 09/30/24(m)		1,799	1,806,592
Mitchell International, Inc.(m):
2017 1st Lien Term Loan, 9.63%, 11/20/24		1,658	1,657,663
2017 2nd Lien Term Loan, 5.85%, 11/20/25		920	926,513
2017 Delayed Draw Term Loan, 1.00%, 11/20/24		134	133,542
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.08%, 04/26/24(m)		349	341,307
Tempo Acquisition LLC, Term Loan, 8.99%, 05/01/24(m)		644	642,590
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 10.37%, 01/27/23(m)		3,773	3,772,327

			18,957,887
Specialty Retail — 0.1%
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 5.38%, 11/07/24(m)		798	803,235

Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 8.32%, 08/12/22(a)(m)		5,281	5,314,382

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, 7.35%, 08/23/24(m)		858	859,613

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, 8.10%, 11/28/24(a)(m)		511	514,832

Wireless Telecommunication Services — 1.6%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 6.31%, 12/07/20(m)		38,490	23,839,806

Security		Par (000)/Shares/ Investment Value (000)	Value
Wireless Telecommunication Services (continued)
VICI Properties 1 LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 5.31%, 10/14/22(m)	USD	1,324	$1,323,346

			25,163,152

Total Floating Rate Loan Interests — 10.5% (Cost — $174,014,627)			162,011,852

Investment Companies — 1.4%

Capital Markets — 1.4%
iShares iBoxx USD High Yield Corporate Bond ETF(p)		239,556	21,028,226

Total Investment Companies — 1.4% (Cost — $21,224,203)			21,028,226

Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust NRF, Series 2015-NRF, Class FFX, 3.49%, 12/15/34(e)(f)	USD	1,925	1,901,447

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost — $1,851,913)			1,907,447

Other Interests — 0.0%(n)

United States — 0.0%
Lear Corp. Escrow(a)		1,250	13

Total Other Interests — 0.0% (Cost — $—)			13

Preferred Securities — 7.8%
Capital Trusts — 5.6%

Auto Components — 0.2%
General Motors Financial Co., Inc., Series A, 5.75%(f)(k)		2,167	2,226,246

Banks — 1.4%
ABN AMRO Bank NV, 5.75%(h)(k)		300	390,551
Allied Irish Banks PLC, 7.38%(h)(k)		210	281,671
Banco Bilbao Vizcaya Argentaria SA(h)(k):
7.00%		400	499,905
8.88%		200	282,262
Banco Santander SA, 6.25%(h)(k)		500	621,161
Bankia SA, 6.00%(h)(k)		200	248,167
CIT Group, Inc., Series A, 5.80%(h)(k)		3,292	3,394,875
Citigroup, Inc.(h)(k):
5.95%		1,405	1,509,673
Series O, 5.88%		2,405	2,519,237
Series P, 5.95%		1,452	1,564,530
Series Q, 5.95%		1,165	1,221,945
Series R, 6.13%		615	655,744

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA(h)(k):
5.50%	USD	200	$258,146
6.63%		400	552,022
Danske Bank A/S, 5.75%(h)(k)		200	257,069
Erste Group Bank AG, 6.50%(h)(k)		400	555,802
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.63%(d)(k)		400	353,536
HSBC Holdings PLC, 6.38%(h)(k)		210	226,800
Intesa Sanpaolo SpA, 7.00%(h)(k)		375	495,806
KBC Group NV, 5.63%(h)(k)		200	248,834
National Westminster Bank PLC, Series C, 1.75%(f)(k)		200	176,433
Santander UK Group Holdings PLC, 6.75%(h)(k)		275	405,847
Swedbank Hypotek AB, 6.00%(h)(k)		200	211,750
Wells Fargo & Co.(h)(k):
Series S, 5.90%		3,460	3,745,450
Series U, 5.88%		1,375	1,526,250

			22,203,466
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series P, 5.00%(f)(k)		5,140	5,101,450
Morgan Stanley(h)(k):
Series H, 5.45%		3,309	3,409,594
Series J, 5.55%		440	457,050
UBS Group AG(h)(k):
5.75%		800	1,087,069
7.00%		425	482,606

			10,537,769
Chemicals — 0.1%
Lanxess AG, 4.50%(h)		225	297,720
Solvay Finance SA, 5.12%(h)(k)		730	974,886

			1,272,606
Diversified Financial Services — 2.4%
ATF Netherlands BV, 3.75%(h)(k)		200	249,143
Banco Santander SA, 6.75%(h)(k)		300	405,208
Bank of America Corp.(h)(k):
Series AA, 6.10%		5,271	5,844,221
Series V, 5.13%		2,205	2,260,125
Series X, 6.25%		2,874	3,182,955
Series Z, 6.50%		1,816	2,065,882
Barclays PLC, 7.25%(h)(k)		680	998,950
BNP Paribas SA, 6.13%(h)(k)		220	303,622
Credit Agricole SA, 6.50%(h)(k)		600	810,560
Credit Suisse Group AG, 5.75%(h)(k)		300	325,679
HBOS Capital Funding LP, 6.85%(k)		800	817,114

Security		Par (000)	Value
Diversified Financial Services (continued)
HSBC Holdings PLC, 6.00%(h)(k)	USD	2,298	$2,414,049
HSH Nordbank AG, 7.25%(k)		205	107,317
HT1 Funding GmbH, 1.84%(h)(k)		180	209,125
JPMorgan Chase & Co.(h)(k):
Series Q, 5.15%		850	884,000
Series S, 6.75%		5,324	6,088,313
Series U, 6.13%		4,228	4,683,652
Series V, 5.00%		3,075	3,155,719
Royal Bank of Scotland Group PLC(h)(k):
7.50%		200	211,950
8.63%		982	1,107,205
Societe Generale SA, 8.88%(h)(k)		200	279,974
UniCredit SpA(h)(k):
6.75%		200	258,281
9.25%		425	615,627

			37,278,671
Diversified Telecommunication Services — 0.5%
Koninklijke KPN NV(h)(k):
6.13%		561	696,526
6.88%		230	341,783
Orange SA, 4.00%(h)(k)		600	784,995
SoftBank Group Corp.(h)(k)		1,706,000	1,692,796
Telefonica Europe BV(h)(k):
3.75%		200	250,845
4.20%		1,500	1,885,534
6.38%		200	298,542
6.50%		600	747,001
7.63%		300	428,530

			7,126,552
Electric Utilities — 0.1%
Enel SpA(h)(k):
6.50%		489	619,666
7.75%		105	162,239
Origin Energy Finance Ltd., 4.00%(h)		410	509,503
RWE AG, 2.75% (h)		100	122,951

			1,414,359
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%		200	255,913

Food & Staples Retailing — 0.0%
Danone SA, 1.75%(f)(k)		200	237,836

Insurance — 0.0%
Ethias SA, 5.00%		200	275,812
Groupama SA, 6.38%(h)(k)		200	286,255

			562,067

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)/Shares	Value
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(e)(k)	400	$426,000

Oil, Gas & Consumable Fuels — 0.2%
Gas Natural Fenosa Finance BV, 3.38%(f)(k)	500	624,838
Repsol International Finance BV(h)(k):
3.88%	300	383,409
4.50%	678	896,229
TOTAL SA, 3.88%(h)(k)	320	423,253
Vallourec SA, 6.63%	201	246,896

		2,574,625
Real Estate — 0.0%
AT Securities BV, 5.25%(h)(k)	500	499,450

Real Estate Management & Development — 0.0%
Fastighets AB Balder, Series ., 3.00%(f)	100	119,025

Total Capital Trusts — 5.6% (Cost—$80,666,684)		86,734,585

Preferred Stocks — 1.8%

Auto Components — 0.2%
UCI International, Inc.(a)	164,729	2,985,713

Capital Markets — 0.1%
Morgan Stanley, Series K, 5.85%(h)	34,484	932,103

Diversified Financial Services — 0.0%
Concrete Investments II(a)	4,997	151,666

Hotels, Restaurants & Leisure — 1.5%
The Stars Group, Inc.(a)	17,786	22,770,326

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 4/08/15, cost $629,122)(o)	649,556	579,274

Total Preferred Stocks — 1.8% (Cost — $25,423,447)		27,419,082

Trust Preferred 0.4%

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 7.10%, 2/15/40(f)	256,246	6,673,716

Total Trust Preferreds — 0.4% (Cost — $6,729,957)		6,673,716

Total Preferred Securities — 7.8% (Cost — $112,820,088)		120,827,383

Security	Shares	Value
Warrants — 0.0%(c)
Metals & Mining — 0.0%
Peninsula Energy Ltd.:
(1 Share for 1 Warrant, Expires 12/31/17, Strike Price AUD 0.08)	288,820	$2
(1 Share for 1 Warrant, Expires 12/31/18, Strike Price AUD 0.05 )	515,378	390

		392
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	6,494	166

Total Warrants — 0.0% (Cost — $5,593)		558

Total Long-Term Investments — 141.6% (Cost — $2,201,388,120)		2,190,704,210

Options Purchased — 0.0% (Cost — $511,599)		245,956

Total Investments Before Options Written — 141.6% (Cost — $2,201,899,719)		2,190,950,166

Options Written (Premiums Received — $271,016) — (0.0)%		(180,794)

Total Investments, Net of Options Written — 141.6% (Cost — $2,201,628,703)		2,190,769,372
Liabilities in Excess of Other Assets — (41.6)%		(643,621,852)

Net Assets — 100.0%		$1,547,147,520

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	All or a portion of the security is held by a wholly-owned subsidiary.
(c)	Non-income producing security.
(d)	Floating rate security. Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	When-issued security.
(k)	Perpetual security with no stated maturity date.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $579,274 and an original cost of $629,122, which was less than 0.05% of its net assets.
(p)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)( a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	$—	$5,627	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF	349,667	—	(110,111)	239,556	21,028,226	384,955	(124,064)	(197,447)

					$21,028,226	$390,582	$(124,064)	$(197,447)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
Euro BOBL	(2)	12/07/17	$313	$(764)
Euro Bund	(13)	12/07/17	2,517	(17,639)
10-Year U.S. Treasury Note	(107)	03/20/18	13,273	642
Long Gilt Future	(4)	03/27/18	668	3,512

Total				$(14,249)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	450,000	USD	525,176	Australia and New Zealand Bank Group	12/05/17	$10,464
GBP	385,929	USD	508,000	Australia and New Zealand Bank Group	12/05/17	13,944
GBP	350,000	USD	466,722	Commonwealth Bank of Australia	12/05/17	6,630
USD	1,227,699	AUD	1,605,000	National Australia Bank Ltd.	12/05/17	13,687
USD	1,561,368	CAD	1,995,000	Citibank N.A.	12/05/17	14,961
USD	17,834,582	CAD	22,998,000	National Australia Bank Ltd.	12/05/17	7,879
USD	1,214,418	AUD	1,605,000	State Street Bank and Trust Co.	01/04/18	605
USD	19,409,039	CAD	24,993,000	Westpac Banking Corp.	01/04/18	25,715
USD	97,843,094	EUR	81,981,000	Deutsche Bank AG	01/04/18	43,902

						137,787

EUR	190,000	USD	226,687	UBS AG	12/05/17	(528)
USD	164,059	EUR	139,000	Australia and New Zealand Bank Group	12/05/17	(1,394)
USD	37,900	EUR	32,000	Goldman Sachs International	12/05/17	(190)
USD	190,933	EUR	161,000	Goldman Sachs International	12/05/17	(706)
USD	271,570	EUR	230,000	Goldman Sachs International	12/05/17	(2,201)
USD	95,635,333	EUR	82,059,000	UBS AG	12/05/17	(2,040,270)
USD	12,559,462	GBP	9,473,470	Bank of America N.A.	12/05/17	(252,773)
USD	719,242	GBP	544,000	Commonwealth Bank of Australia	12/05/17	(16,482)
USD	70,449	GBP	53,000	National Australia Bank Ltd.	12/05/17	(1,229)
USD	214,093	GBP	161,000	National Australia Bank Ltd.	12/05/17	(3,649)
USD	47,373	GBP	36,000	State Street Bank and Trust Co.	12/05/17	(1,314)
USD	823,758	EUR	691,000	Goldman Sachs International	01/04/18	(570)
USD	12,697,354	GBP	9,402,000	Royal Bank of Scotland PLC	01/04/18	(35,215)

						(2,356,521)

	Net Unrealized Depreciation					$(2,218,734)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Dow Jones EURO STOXX 50	46	12/15/17	EUR	3,625.00	EUR	1,642	$7,008
U.S. 10 Year Note	25	12/22/17	USD	125.50	USD	3,101	1,563

							8,571

Put
ESTX ex Banks 50 EUR	62	12/15/17	EUR	132.50	EUR	410	$6,918
SPDR S&P 500 ETF Trust	238	12/15/17	USD	250.00	USD	6,307	4,998
iShares Russell 2000	415	12/15/17	USD	145.00	USD	6,376	9,545
SPDR S&P 500 ETF Trust	236	12/29/17	USD	248.00	USD	6,254	9,086
iShares Russell 2000	311	12/29/17	USD	144.00	USD	4,779	13,684

							44,231

							$52,802

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	39	12/14/19	USD	942.86	USD	—	$—

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	238	12/15/17	USD	240.00	USD	6,307	$(2,499)
iShares Russell 2000	415	12/15/17	USD	138.00	USD	6,376	(3,527)
SPDR S&P 500 ETF Trust	236	12/29/17	USD	235.00	USD	6,254	(3,540)
iShares Russell 2000	311	12/29/17	USD	135.00	USD	4,779	(4,510)

							$(14,076)

OTC Credit Default Swaptions Purchased

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Call
Sold protection on 5-Year Credit Default Swap, 12/20/17	JPMorgan Chase Bank N.A.	12/20/17	107.25%	Markit CDX North America High Yield Index, Series 28, Version 2	Quarterly	5.00%	Quarterly	USD	18,000	$193,154

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaptions Written

Description	Counterparty	Expiration Date	Credit Rating (a)	Exercise Price	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
					[Rate/Reference]	Frequency	[Rate/Reference]	Frequency
Call
Sold protection on 5-Year Credit Default Swap, 12/20/17	JPMorgan Chase Bank N.A.	12/20/17	B+	107.75%	5.00%	Quarterly	Markit CDX North America High Yield Index, Series 28, Version 2	Quarterly	USD	18,000	$(115,081)
Sold protection on 5-Year Credit Default Swap, 12/20/17	JPMorgan Chase Bank N.A.	12/20/17	B+	108.25%	5.00%	Quarterly	Markit CDX North America High Yield Index, Series 28, Version 2	Quarterly	USD	18,000	(51,637)

											$(166,718)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	425	$(14,618)	$(14,389)	$(229)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	150	$31,546	$27,032	$4,514
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/22	BB+	EUR	100	20,756	17,892	2,864
Saipem Finance International BV	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	200	37,031	13,459	23,572

								$89,333	$58,383	$30,950

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount/ Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Month LIBOR	Monthly	Goldman Sachs International	11/27/17	12/11/17	USD	85	$15,308	$—	$15,308
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Citibank N.A.	12/20/16	12/20/17	USD	5,000	227,297	—	227,297
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	09/26/17	12/20/17	USD	8,000	(9,871)	(2,061)	(7,810)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	03/20/17	12/20/17	USD	5,800	75,210	—	75,210
Morgan Stanley Energy Long Basket Index	Monthly	FED Funds Effective Rate plus 0.25%	Monthly	Morgan Stanley & Co. International PLC	05/05/17	12/29/17	USD	1	2,248	—	2,248
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Month LIBOR	Monthly	Goldman Sachs International	11/27/17	01/08/18	USD	85	15,304	—	15,304
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	09/12/17	03/20/18	USD	2,800	11,365	(8,420)	19,785
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	09/26/17	03/20/18	USD	7,000	4,453	(1,803)	6,256
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Goldman Sachs International	10/03/17	03/20/18	USD	8,000	(21,054)	(4,122)	(16,932)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Bank of America N.A.	10/03/17	03/20/18	USD	4,000	(12,388)	(2,061)	(10,327)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Morgan Stanley & Co. International PLC	07/26/17	03/20/18	USD	3,600	32,226	—	32,226
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR	Quarterly	Bank of America N.A.	09/08/17	03/20/18	USD	10,000	78,100	—	78,100

									$418,198	$(18,467)	$436,665

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$57,365,217	$—	$57,365,217
Common Stocks	8,616,525	4,470,298	5,353,670	18,440,493
Corporate Bonds	—	1,804,367,121	4,761,900	1,809,129,021
Floating Rate Loan Interests	—	146,628,549	15,383,303	162,011,852
Investment Companies	21,028,226	—	—	21,028,226
Non-Agency Mortgage-Backed Securities	—	1,901,447	—	1,901,447
Other Interests	—	—	13	13
Preferred Securities	932,103	89,720,298	22,921,992	113,574,393
Trust Preferred	6,673,716	—	—	6,673,716
Warrants	—	392	166	558
Options Purchased:
Equity contracts	52,802	—	—	52,802
Credit contracts	—	193,154	—	193,154

Subtotal	$37,303,372	$2,104,646,476	$48,421,044	$2,190,370,892

Investments Valued at NAV(a)				579,274

Total Investments				$2,190,950,166

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$30,950	$—	$30,950
Equity contracts	—	471,734	—	471,734
Foreign currency exchange contracts	—	137,787	—	137,787
Interest rate contracts	4,154	—	—	4,154
Liabilities:
Credit contracts	—	(166,947)	—	(166,947)
Equity contracts	(14,076)	(35,069)	—	(49,145)
Foreign currency exchange contracts	—	(2,356,521)	—	(2,356,521)
Interest rate contracts	(18,403)	—	—	(18,403)

Total	$(28,325)	$(1,918,066)	$—	$(1,946,391)

(a)	As of November 30, 2017, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended November 30, 2017, there were no transfers between Level 1 and Level 2.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $638,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 Investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2017	$3,840,545	$2,508,240	$4,761,900	$12,998,091	$13	$19,946,198	$455	$44,055,442
Transfers into Level 3(a)	—	—	—	4,833,568	—	—	—	4,833,568
Transfers out of Level 3(b)	—	(2,508,240)	—	(5,266,298)	—	(2,696,614)	—	(10,471,152)
Accrued discounts/premiums	—	—	—	12,400	—	—	—	12,400
Net realized gain (loss)	—	—	—	19,407	—	—	—	19,407
Net change in unrealized appreciation (depreciation)(c)	1,513,125	—	—	(28,236)	—	5,672,408	(289)	7,157,008
Purchases	—	—	—	3,639,575	—	—	—	3,639,575
Sales	—	—	—	(825,204)	—	—	—	(825,204)

Closing balance, as of November 30, 2017	$5,353,670	$—	$4,761,900	$15,383,303	$13	$22,921,992	$166	$48,421,044

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017(c)	$1,513,125	$—	$—	$(28,236)	$—	$5,672,408	$(289)	$7,157,008

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Corporate High Yield Fund, Inc. (HYT)

(a)	As of August 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

SCHEDULE OF INVESTMENTS	35

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2018